Condensed Consolidated Statements of Equity (USD $)		Total	Cumulative Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Finance Corporation Stockholders' Equity	Noncontrolling Interest	Subscription Receivables
Beginning Balance at Jun. 30, 2010		$ 101,734,000	$ 1,395,000	$ 2,000	$ 111,783,000	$ (1,571,000)	$ (9,775,000)	$ 101,734,000		$ (100,000)
Cancellation of subscription receivables (10,000 shares)					(15,000)					15,000
Subscription receivables receipts		85,000						85,000		85,000
Share-based compensation		693,000			687,000			687,000	6,000
Preferred stock dividends		(177,000)			(177,000)			(177,000)
Issuance of capital stock by subsidiary	[1]	92,776,000							92,776,000
Net income (loss)		(8,858,000)					(9,975,000)	(9,975,000)	1,117,000
Redeemable noncontrolling interest		(5,740,000)					(5,740,000)	(5,740,000)
Cumulative translation adjustment		11,379,000				6,475,000		6,475,000	4,904,000
Total comprehensive income		(3,219,000)						(9,240,000)	6,021,000
Ending Balance at Jun. 30, 2011		191,892,000	1,395,000	2,000	112,278,000	4,904,000	(25,490,000)	93,089,000	98,803,000
Share-based compensation		901,000			756,000			756,000	145,000
Preferred stock dividends		(177,000)			(177,000)			(177,000)
Dividends on capital stock by subsidiary		(1,803,000)							(1,803,000)
Issuance of common stock		8,000			8,000			8,000
Net income (loss)		8,742,000					2,613,000	2,613,000	6,129,000
Cumulative translation adjustment		(5,566,000)				905,000		905,000	(6,471,000)
Total comprehensive income		3,176,000						3,518,000	(342,000)
Ending Balance at Jun. 30, 2012		193,997,000	1,395,000	2,000	112,865,000	5,809,000	(22,877,000)	97,194,000	96,803,000
Share-based compensation		646,000			514,000			514,000	132,000
Preferred stock dividends		(86,000)			(86,000)			(86,000)
Dividends on capital stock by subsidiary		(2,345,000)							(2,345,000)
Purchases of subsidiary capital stock		(58,000)							(58,000)
Issuance of common stock		8,000			8,000			8,000
Issuance of cumulative preferred stock		750,000	750,000					750,000
Noncontrolling interest at acquisition of Southern Frac		889,000							889,000
Net income (loss)		6,323,000					2,770,000	2,770,000	3,553,000
Fair value change in derivative, net of related tax effect		(224,000)				(112,000)		(112,000)	(112,000)
Cumulative translation adjustment		2,930,000				1,459,000		1,459,000	1,471,000
Total comprehensive income		9,029,000						4,117,000	4,912,000
Ending Balance at Dec. 31, 2012		$ 202,830,000	$ 2,145,000	$ 2,000	$ 113,301,000	$ 7,156,000	$ (20,107,000)	$ 102,497,000	$ 100,333,000

[1]	Includes $369 for shares of subsidiary capital stock issued to subsidiary board of directors and executive management